Stock Award Plans and Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Award Plans and Stock-based Compensation

Note 8 — Stock Award Plans and Stock-based Compensation

Stock Option Awards

The Company uses the Black-Scholes option pricing model to estimate the grant date fair value of its stock options. There was no income tax benefit recognized in the financial statements for share-based compensation arrangements for the nine months ended September 30, 2019 and 2018.

The assumptions underlying the calculation of grant date fair value per share are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
Number of options granted	4,500	41,000	181,000	278,000
Weighted-average expected volatility	63.45%	60%-61%	62.56%	60%-62%
Weighted-average risk-free interest rate	1.90%	2.73%-2.78%	2.16%	2.73%-3.04%
Weighted-average expected option term (in years)	6.25	6.25	6.46	6.25-9.92
Weighted-average dividend yield	—%	—%	—%	—%
Weighted-average fair value per share of grants	$0.46	$1.43	$0.64	$2.02

The stock price volatility for the Company’s options was determined using historical volatilities for industry peers. The risk-free interest rate was derived from U.S. Treasury rates existing on the date of grant for the applicable expected option term. The expected term represents the period of time that options are expected to be outstanding. Because the Company has only very limited historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period. The expected dividend yield assumption is based on the fact that the Company has never paid, nor has any intention to pay, cash dividends.

On June 19, 2018, the Company’s shareholders and the Board of Directors approved the Myomo, Inc. 2018 Stock Option and Incentive Plan (the “2018 Plan”). The number of shares of common stock available for awards under the 2018 Plan at inception was equal to 706,119 shares, which included the remaining 86,119 shares available for grant under the 2016 Plan on April 1, 2018. On January 1, 2019, the number of shares reserved and available for issuance under the 2018 Plan increased by 620,000 shares pursuant to a provision in the 2018 Plan that provides that the number of shares of common stock reserved and available for issuance under the 2018 Plan will be cumulatively increased each January 1, beginning on January 1, 2019, by 4% of the number shares of common stock outstanding on the immediately preceding December 31 or such lesser number of shares of common stock determined by management in consultation with members of the Board of Directors, including the compensation committee.

Awards of restricted stock units are often net share settled upon vesting to cover the required employee statutory withholding taxes and the remaining amount is converted into shares based upon their share-value on the date the award vests. These payments of employee withholding taxes are presented in the statements of cash flows as a financing activity.

Share-Based Compensation Expense

The Company accounts for stock awards to employees and non-employees by measuring the cost of services received in exchange for the award of equity instruments based upon the fair value of the award on the date of grant. The fair value of that award is then ratably recognized as expense over the period during which the recipient is required to provide services in exchange for that award.

Prior to the adoption of ASU 2018-07 Compensation – Stock Compensation Improvement to Non-Employee Share-Based Payments on January 1, 2019, options granted to consultants and other non-employees were recorded at fair value as of the grant date and subsequently adjusted to fair value at the end of each reporting period until such options vested, and the fair value of such instruments, as adjusted, was expensed over the related vesting period.

The Company attributes the value of stock-based compensation to operations on the straight-line method such that the expense associated with awards is evenly recognized over the vesting period.

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees, restricted stock awards to employees and directors, and restricted stock units to employees, in the statements of operations as follow:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$29,100	$24,241	$94,550	$77,528
Selling, general and administrative	117,851	126,640	645,754	565,433

Total	$146,951	$150,881	$740,304	$642,961

As of September 30, 2019, there was approximately $288,600 of unrecognized compensation cost related to unvested stock options that is expected to be recognized over a weighted-average period of 2.48 years.

As of September 30, 2019, there was approximately $61,500 of unrecognized compensation cost related to unvested restricted stock awards that is expected to be recognized over a weighted-average period of 1.20 years.

As of September 30, 2019, there was approximately $323,200 unrecognized compensation expense related to unvested restricted stock units that is expected to be recognized over a weighted-average period of 1.63 years.

Note 9 — Stock Award Plans and Stock-based Compensation

Equity Incentive Plan

On June 19, 2018, the Company’s Shareholders and the Board of Directors approved the Myomo, Inc. 2018 Stock Options and Incentive Plan (the “2018 Plan”). The number of shares of common stock available for awards under the 2018 Plan was equal to 706,119 shares which carried over the remaining 86,119 shares available for grant under the 2016 Plan on April 1, 2018 and an increase of the share reserve by 620,000 shares. On January 1, 2019 and each January thereafter, the number of shares of common stock reserved and available for issuance under the 2018 Plan will cumulatively increase by 4% of the number shares of common stock outstanding on the immediately preceding December 31 or such lesser number of shares of common stock determined by management in consultation with members of the Board of Directors, including the compensation committee.

At December 31, 2018, there were 505,153 shares available for future grant under the 2018 Plan.

On October 25, 2016, the Company’s shareholders approved the 2016 Equity Incentive Plan (2016 Plan) which became effective on June 9, 2017, the date that the Company completed its IPO. Upon effectiveness of the 2016 Plan, no additional awards have been granted under the Company’s prior equity incentive plans. The Company reserved 562,500 shares of its Common Stock for issuance under the 2016 Plan. Participation in the 2016 Plan will continue until all of the benefits to which the participants are entitled have been paid in full.

Under the terms of the Stock Plans, incentive stock options (ISOs) may be granted to officers and employees and non-qualified stock options and awards may be granted to directors, consultants, officers and employees of the Company. The exercise price of ISOs cannot be less than the fair market value of the Company’s Common Stock on the date of grant. The options vest over a period determined by the Company’s Board of Directors, ranging from immediate to four years, and expire not more than ten years from the date of grant.

Stock Option Awards

Stock option activity under the Stock Option Plans during the years ended December 31, 2018 and 2017 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Balance at January 1, 2017	246,344	$0.5133	7.10	$132,121
Granted	210,600	2.6568
Forfeited or cancelled	(7,855)	0.9717
Exercised	(80,085)	0.3366

Balance at December 31, 2017	369,004	1.7652	8.65	$732,399
Granted	375,186	3.0700
Forfeited or cancelled	(13,632)	3.1100
Expired	(5,642)	1.6900
Exercised	(1,172)	3.8700

Balance at December 31, 2018	723,744	$2.4200	8.51	$157,260
Options exercisable at December 31, 2017	141,847	$0.6906	5.68	$99,879

Options exercisable at December 31, 2018	336,718	$1.9500	7.74	$141,506

The Company uses the Black-Scholes option pricing model to estimate the grant date fair value of its stock options. There was no income tax benefit recognized in the financial statements for share-based compensation arrangements for the years ended December 31, 2018 and 2017. The weighted-average grant date fair value per share was $1.77 and $1.62 for the years ended December 31, 2018 and 2017, respectively. The assumptions underlying the calculation of grant date fair value are as follows:

	2018	2017
Volatility	60.00%-61.96%	62.71%-80.00%
Risk-free interest rate	2.65%-3.17%	0.58%-2.29%
Weighted-average expected option term (in years)	6.25-9.92	5.75-6.25
Dividend yield	— %	— %

The stock price volatility for the Company’s options was determined using historical volatilities for industry peers. The risk free interest rate was derived from U.S. Treasury rates existing on the date of grant for the applicable expected option term. The expected term represents the period of time that options are expected to be outstanding. Because the Company has only very limited historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period. The expected dividend yield assumption is based on the fact that the Company has never paid, nor has any intention to pay, cash dividends.

Restricted Stock Awards

Restricted stock activity for the years ended December 31, 2018 and 2017 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as January 1, 2017	—	$—	—
Awarded	46,500	6.75
Vested	(312)	6.75
Canceled	(2,000)	6.75
Outstanding as December 31, 2017	44,188	6.75	6.75
Awarded	55,092	3.27
Vested	(61,011)	4.83
Canceled	—	—

Outstanding as of December 31, 2018	38,269	$4.80	1.39

On August 15, 2017, the Company granted 46,500 restricted stock awards to certain executives and other managers at an aggregate fair market value on the date of grant of $313,900. The restricted stock awards vest over a period determined by the Company’s Board of Directors, ranging from five months to four years. The Company recorded $123,000 in compensation expense during the year ended December 31, 2017 in connection with the grant of these restricted stock awards.

On January 3, 2018, the Company issued 15,228 shares of common stock to members of the Company’s board of directors. The shares of stock were fully vested on the date of issuance and the Company recorded a charge to operations for the fair value of shares in the amount of $60,000.

On June 19, 2018, the Company issued 39,864 shares of common stock to members of the Company’s board of directors. The Company determined the fair value of the units based on the closing price of the Company’s common stock on the grant date. The compensation expense is being amortized over the respective vesting periods. The restricted stock units become fully vested on June 30, 2019.

Restricted Stock Units

Restricted stock unit activity for the year ended December 31, 2018 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	—	—	—
Awarded	103,723	3.56
Vested	(65,598)	3.68
Canceled	—	3.35

Outstanding as of December 31, 2018	38,125	3.35	1.49

On January 2, 2018, the Company granted 88,723 restricted stock units to key employees. They were issued with lapsing forfeiture rights extending up to 24 months. At December 31, 2018, 23,123 restricted stock units were subject to forfeiture. The Company determined the fair value of the units based on the closing price of the Company’s common stock on the grant date. The compensation expense is being amortized over the respective vesting periods. The Company recorded a charge in the amount of $242,551 for the year ended December 31, 2018.

On July 9, 2018, the Company granted 5,000 restricted stock units to an officer of the Company which vest in full on the first anniversary date. The Company also issued 10,000 restricted stock units to the same officer which vest over four years.

Awards of restricted stock units are generally net share settled upon vesting to cover the required employee statutory withholding taxes and the remaining amount is converted into shares based upon their share-value on the date the award vests. These payments of employee withholding taxes are presented are presented in the statements of cash flows as a financing activity.

Share-Based Compensation Expense

The Company attributes the value of stock-based compensation, net of estimated forfeitures, to operations on the straight-line method such that the expense associated with awards is evenly recognized over the vesting period.

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees and restricted stock awards to employees and directors, and restricted stock units to employees in the statements of operations as follows:

	2018	2017
Research and development	$103,457	$12,382
Selling, general and administrative	711,209	267,126

Total	$814,666	$279,508

As of December 31, 2018, there was approximately $586,600 of unrecognized compensation cost related to unvested stock options and is expected to recognized over a weighted-average period of 2.16 years.

As of December 31, 2018, there was approximately $164,300 of total unrecognized compensation cost related to unvested restricted stock awards and is expected to recognized over a weighted-average period of 1.39 years.

As of December 31, 2018, there was approximately $ 116,800 of unrecognized compensation cost related to unvested restricted stock unit awards and is expected to recognized over a weighted-average period of 1.49 years.